PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation Expenses	¥ 21,054	¥ 18,021	¥ 9,306
Impairment Charges	0	0	¥ 0
Construction in Progress [Member]
Balances Of Construction In Progress	¥ 874	¥ 3,144